CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 36,816	229,367	327,546
Short-term investments	51,480	320,727	190,000
Due from related parties			100
Inventories	6,767	42,159	48,442
Prepaid rent	2,097	13,063	10,674
Prepaid expenses and other current assets	3,506	21,837	15,078
Deferred tax assets-current	124	771	3,216
Total current assets	100,790	627,924	595,056
Property and equipment, net	59,106	368,239	298,125
Goodwill	893	5,563	6,019
Deferred tax assets-non current	967	6,025	4,879
Deposits for leases	2,884	17,968	16,695
Total assets	164,640	1,025,719	920,774
Current liabilities:
Accounts payable	7,887	49,139	43,702
Deferred revenue	569	3,544	4,303
Due to related parties	4	25
Accrued payroll	3,810	23,734	22,764
Income taxes payable	1,194	7,437	17,554
Other current liabilities	7,484	46,627	34,778
Total current liabilities	20,948	130,506	123,101
Deferred rent-non current	3,472	21,631	15,610
Prepaid subscription	25	158	391
Advance receipts from depositary bank	529	3,296	3,768
Total liabilities	24,974	155,591	142,870
Equity:
Ordinary shares, par value $0.001, 1,000,000,000 shares authorized, 103,844,239 and 104,404,831 shares issued and outstanding as of December 31, 2011 and 2012, respectively	120	745	741
Additional paid-in capital	115,510	719,641	702,995
Retained earnings	25,372	158,068	82,432
Accumulated other comprehensive loss	(1,336)	(8,326)	(8,264)
Total equity	139,666	870,128	777,904
Total liabilities and equity	$ 164,640	1,025,719	920,774